===============================================================================
                               PCS CASH FUND, INC.















-------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1995
                                   (UNAUDITED)
-------------------------------------------------------------------------------










                           PCS MONEY MARKET PORTFOLIO


                           PCS GOVERNMENT OBLIGATIONS
                             MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------





===============================================================================



COVER

                               PCS CASH FUND, INC.



PRESIDENT'S LETTER

To our Shareholders:

We are pleased to present to you the semi-annual report for the PCS Cash Fund, Inc. covering the period of July 1, 1995 to December 31, 1995. The Fund currently operates two portfolios: PCS Money Market Portfolio and PCS Government Obligations Money market Portfolio.

From the first of July of 1995 until the end of the year the size of both of the PCS Cash Fund Portfolios increased by almost exactly 42%. PCS Money Market Portfolio increased from $171.5 million to $243.4 million, while PCS Government Obligations Money Market Portfolio increased from $67.5 million to $96.0 million.

In the second half of 1995 short term interest rates were less volatile than they had been in the first half of the year. As market participants became more comfortable with the basic facts that the U.S. economy was slowing down and that the Federal Reserve was in an easing mode, short term rates began to move to lower levels.

Recognition of these two facts led to an inversion of the yield curve, where the rate available on overnight investments was at times substantially higher than the rate of three- or even five-year Treasury notes.

This change in economic prospects along with the alteration in the shape of the yield curve led us to make some strategic shifts in both portfolios. The percentage of the portfolios which was devoted to investment in repurchase agreements was increased whenever we felt repo rates represented a better investment than one- to three-month Agency discount notes (and commercial paper of a similar maturity) on a total return basis.

The Federal Reserve lowered their target for Fed Funds twice in the second half of '95. And at year's end as recession fears sent short term rates lower, further inverting the yield curve, we maintained our strategy of exploiting the higher levels available for repurchase agreements.

We are pleased to report that the PCS Cash Fund continues to meet its goal of providing as high a level of interest income as is consistent with maintaining liquidity and stability of principal, and that the Fund holds only high quality securities with over 90% invested in securities rated A1+/P1.

In the coming months the Fund will continue to emphasize performance, quality and service to its shareholders. We value your participation as a shareholder and if you have any suggestions regarding the Fund, please let us know.

                                Very truly yours,


                               /s/ Warren J. Olsen

                                 Warren J. Olsen
                                    President
February 20, 1996

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1995
                                   (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT
                                                                   (000)      VALUE
                                                                 -------   -----------
AGENCY OBLIGATIONS (31.9%)
      Federal Home Loan Bank Discount Notes
        6.10%, 01/02/96 ..................................       $10,000   $ 9,998,306
        5.61%, 01/22/96 ..................................        10,000     9,967,275
        5.56%, 01/24/96 ..................................         5,000     4,982,239
        5.43%, 02/05/96 ..................................         7,650     7,609,614
      Federal Home Loan Mortgage Corporation Discount Note
        5.55%, 01/18/96 ..................................        20,000    19,947,583
      Federal National Mortgage Association Discount Notes
        5.63%, 01/24/96 ..................................         5,000     4,982,015
        5.58%, 01/26/96 ..................................         5,000     4,980,625
        5.54%, 02/07/96 ..................................         5,000     4,971,531
        5.39%, 04/26/96 ..................................         6,685     6,568,896
        5.37%, 04/30/96 ..................................         3,725     3,658,323
                                                                           -----------
   TOTAL AGENCY OBLIGATIONS (COST $77,666,407) ...........                  77,666,407
                                                                           -----------
CERTIFICATES OF DEPOSIT (3.7%)
      Deutsche Bank
        5.64%, 03/08/96 ..................................         7,000     7,000,000
      Rabobank
        5.93%, 05/16/96 ..................................         2,000     2,000,655
                                                                           -----------
   TOTAL CERTIFICATES OF DEPOSIT (COST $9,000,655) .......                   9,000,655
                                                                           -----------
COMMERCIAL PAPER (26.6%)
      BANKING (4.1%)

         ABBEY NATIONAL NORTH AMERICAN CORP. [A1+, P1]
           5.62%, 01/16/96 ...............................         5,000     4,988,292
         Commerz Bank U.S. Finance [A1+, P1]
           5.58%, 01/31/96 ...............................         5,000     4,976,750
                                                                           -----------
         TOTAL BANKING ...................................                   9,965,042
                                                                           -----------
      BEVERAGES (2.0%)
         Coca-Cola Financial Corp. [A1+, P1]
           5.45%, 03/14/96 ...............................         5,000     4,944,743
                                                                           -----------

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                DECEMBER 31, 1995
                                   (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                            (000)      VALUE
                                                          --------   -----------
COMMERCIAL PAPER (CONTINUED)
      EDUCATION (4.1%)
         Harvard University [A1+, P1]
           5.65%, 01/04/96 .........................       $10,000   $ 9,995,292
                                                                     -----------
   Financial (4.1%)
         UBS Financial Inc. [A1+, P1]
           6.00%, 01/02/96 .........................        10,000     9,998,333
                                                                     -----------
      FOODS (4.1%)
         Nestle Capital Corp. [A1+, P1]
           5.64%, 01/05/96 .........................        10,000     9,993,733
                                                                     -----------
      OIL & GAS (4.1%)
         Koch Industries, Inc. [A1+, P1]
           5.65%, 01/18/96 .........................        10,000     9,973,319
                                                                     -----------
      PHARMACEUTICALS (4.1%)
         Pfizer, Inc. [A1+, P1]
           5.70%, 01/17/96 .........................         5,000     4,987,333
           5.70%, 01/19/96 .........................         5,000     4,985,750
                                                                     -----------
      TOTAL PHARMACEUTICALS ........................                   9,973,083
                                                                     -----------
   TOTAL COMMERCIAL PAPER (COST $64,843,545) .......                  64,843,545
                                                                     -----------
U.S. TREASURY OBLIGATIONS (2.0%)
      U.S. Treasury STRIP Notes
        5.75%, 05/15/96 ............................         5,000     4,896,872
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $4,896,872)                   4,896,872
                                                                     -----------

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                DECEMBER 31, 1995
                                   (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT
                                                                               (000)         VALUE
                                                                              -------     -----------
VARIABLE RATE OBLIGATIONS (21.0%)
   Federal National Mortgage Association Floating Rate Notes
     5.26%, 01/02/96** ........................................               $11,000    $ 11,000,000
     5.53%, 01/02/96** ........................................                 5,000       4,996,902
     5.68%, 03/04/96** ........................................                15,000      15,000,000
   General Electric Capital Corporation Floating Rate Note
     5.85%, 01/02/96** ........................................                 5,000       5,000,000

   Student Loan Marketing Association Floating Rate Note
     5.40%, 01/02/96** ........................................                15,000      15,011,407
                                                                                         ------------
TOTAL VARIABLE RATE OBLIGATIONS (COST $51,008,309) ............                            51,008,309
                                                                                         ------------
REPURCHASE AGREEMENTS (14.8%)
   Goldman,  Sachs  &  Co. 5.83%,  01/02/96,  (Agreement   dated
     12/29/95, to  be repurchased at $35,986,296, collateralized by $22,395,000, U.S. Treasury Bonds, 13.875%, due 05/15/11.
     The  total   market  value  and  accrued  interest  of  the
     collateral is $37,115,160) (cost $35,963,000) ............                35,963      35,963,000
                                                                                         ------------
TOTAL INVESTMENTS (COST $243,378,788*) ...............     100.0%                        $243,378,788
OTHER ASSETS                                                 0.2%                             542,451
LIABILITIES ..........................................      (0.2%)                          (545,656)
                                                           ------                        ------------
NET ASSETS (BASED ON 243,387,250 SHARES, HAVING A PAR
   VALUE OF $.001 PER SHARE) .........................     100.0%                        $243,375,583
                                                           ======                        ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($243,375,583 / 243,387,250 SHARES OUTSTANDING)                                        $1.00
                                                                                                =====


--------------------
 *  Also cost for Federal income tax purposes.
** Variable Rate Obligations -- the interest rate shown is the rate as of December 31, 1995 and the maturity date is the shorter of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1995
                                   (UNAUDITED)

                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)        VALUE
                                                                                 -------   -----------
AGENCY OBLIGATIONS (67.4%)
      Federal Home Loan Bank Discount Notes
        5.54%, 01/22/96 ..................................................       $30,000   $29,903,050

        5.61%, 01/22/96 ..................................................        10,000     9,967,275
      Federal National Mortgage Association Discount Notes
        5.56%, 01/10/96 ..................................................        15,000    14,979,150
        5.63%, 01/24/96 ..................................................         5,000     4,982,015
        5.39%, 04/26/96 ..................................................         5,000     4,913,161
                                                                                           -----------
   TOTAL AGENCY OBLIGATIONS (COST $64,744,651) ...........................                  64,744,651
                                                                                           -----------
U.S. TREASURY OBLIGATIONS (2.0%)
      U.S. Treasury STRIP Notes
        5.75%, 05/15/96 ..................................................         2,000     1,958,749
                                                                                           -----------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $1,958,749) .....................                   1,958,749
                                                                                           -----------
VARIABLE RATE OBLIGATIONS (11.5%)
      Federal National Mortgage Association Floating Rate Note
        5.26%, 01/02/96** ................................................        11,000    11,000,000
                                                                                           -----------
   TOTAL VARIABLE RATE OBLIGATIONS (COST $11,000,000) ....................                  11,000,000
                                                                                           -----------
REPURCHASE AGREEMENTS (19.1%)
      Goldman Sachs & Co. 5.83%, 01/02/96,  (Agreement  dated
        12/29/95, to be repurchased at $18,391,906, collater-
        alized by $13,365,000 U.S. Treasury Bonds, 9.25%, due
        02/15/16. The total market value and accrued interest
        of the collateral is $19,234,777) (cost $18,380,000) .                    18,380    18,380,000
                                                                                           -----------

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                DECEMBER 31, 1995
                                   (UNAUDITED)


                                                                                             VALUE
                                                                                          -----------
TOTAL INVESTMENTS (COST $96,083,400*) ................       100.0%                       $96,083,400
OTHER ASSETS .........................................         0.2%                           145,571
LIABILITIES ..........................................        (0.2%)                         (224,553)
                                                             ------                       -----------
NET ASSETS (BASED ON 96,004,418 SHARES, HAVING A PAR
   VALUE OF $.001 PER SHARE) .........................       100.0%                       $96,004,418
                                                             ======                       ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE ($96,004,418 / 96,004,418 SHARES OUTSTANDING)                                          $1.00
                                                                                                =====


--------------------
 *  Also cost for Federal income tax purposes.
** Variable Rate Obligations -- the interest rate shown is the rate as of December 31, 1995 and the maturity date is the shorter of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                            STATEMENTS OF OPERATIONS

                                                                        GOVERNMENT OBLIGATIONS
                                                        MONEY MARKET        MONEY MARKET
                                                         PORTFOLIO            PORTFOLIO
                                                        FOR THE SIX          FOR THE SIX
                                                        MONTHS ENDED         MONTHS ENDED
                                                     DECEMBER 31, 1995     DECEMBER 31, 1995
                                                     -----------------  ------------------------
                                                        (UNAUDITED)          (UNAUDITED)
INVESTMENT INCOME
   Interest ........................................    $5,281,592           $2,937,420
                                                        ----------           ----------
EXPENSES
   Distribution fees (Note 2) ......................       454,080              252,186
   Investment advisory fees (Note 2) ...............       408,672              226,968
   Administration fees (Note 2) ....................        89,851               54,532
   Registration fees ...............................        41,041               13,598
   Transfer agent fees (Note 2) ....................        23,999                6,000
   Custodian fees (Note 2) .........................        20,251               15,420
   Audit fees ......................................         8,712                8,713
   Insurance expense ...............................         8,303                7,621
   Printing fees ...................................         7,711                6,313
   Legal fees ......................................         7,285                5,570
   Directors' fees .................................         5,279                5,279
   Miscellaneous expense ...........................         2,525                2,273
                                                        ----------           ----------
                                                         1,077,709              604,473
LESS FEES VOLUNTARILY WAIVED (NOTE 2) ..............      (187,712)           (125,319)
                                                        ----------           ----------
   Total Expenses ..................................       889,997              479,154
                                                        ----------           ----------
NET INVESTMENT INCOME ..............................     4,391,595            2,458,266
NET REALIZED GAIN (LOSS) ON INVESTMENTS ............            --                   --
                                                        ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $4,391,595           $2,458,266
                                                        ==========           ==========

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                             MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX       FOR THE YEAR
                                                            MONTHS ENDED           ENDED
                                                          DECEMBER 31, 1995    JUNE 30, 1995
                                                          -----------------    -------------
                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income .............................    $  4,391,595       $  6,917,658
      Net realized loss on investments ..................            --              (11,667)
                                                             ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .       4,391,595          6,905,991
                                                             ------------       ------------
   Dividends to shareholders from:
      Net investment income ($.0243 and $.0446 per
        share, respectively) ............................      (4,391,595)        (6,917,658)
      Net realized gains ($.0000 and $.0001 per
        share, respectively) ............................            --               (7,700)
                                                             ------------       ------------
   Total dividends to shareholders ......................      (4,391,595)        (6,925,358)
                                                             ------------       ------------
   Increase (decrease) in net assets derived from capital
     share transactions (Note 3) ........................      71,861,016         (5,064,947)
                                                             ------------       ------------
   Total increase (decrease) in net assets ..............      71,861,016         (5,084,314)
NET ASSETS:
   Beginning of period ..................................     171,514,567        176,598,881
                                                             ------------       ------------
   End of period ........................................    $243,375,583       $171,514,567
                                                             ============       ============


                 See accompanying notes to financial statements

                               PCS CASH FUND, INC.

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED        ENDED
                                                           DECEMBER 31, 1995   JUNE 30, 1995
                                                           -----------------  --------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income ..............................     $ 2,458,266     $  9,351,381
      Net realized gain on investments ...................            --             11,936
                                                               -----------     ------------
      Net increase in net assets resulting from operations       2,458,266        9,363,317
                                                               -----------     ------------
   Dividends to shareholders from:
      Net investment income ($.0245 and $.0448 per
        share, respectively) .............................      (2,458,266)      (9,351,381)
      Net realized gains ($.0001 and $.0000 per
        share, respectively) .............................         (11,936)            (572)
                                                               -----------     ------------
   Total dividends to shareholders .......................      (2,470,202)      (9,351,953)
                                                               -----------     ------------
   Increase (decrease) in net assets derived from capital
     share transactions (Note 3) .........................      28,511,796      (35,057,979)
                                                               -----------     ------------
   Total increase (decrease) in net assets ...............      28,499,860      (35,046,615)
NET ASSETS:
   Beginning of period ...................................      67,504,558      102,551,173
                                                               -----------     ------------
   End of period .........................................     $96,004,418     $ 67,504,558
                                                               ===========     ============


                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.
                              FINANCIAL HIGHLIGHTS
                  (for a share outstanding through each period)
MONEY MARKET PORTFOLIO

                                          FOR THE SIX
                                          MONTHS ENDED    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          DEC. 31, 1995      ENDED           ENDED          ENDED          ENDED          ENDED
                                           (UNAUDITED)   JUNE 30, 1995   JUNE 30, 1994  JUNE 30, 1993  JUNE 30, 1992  JUNE 30, 1991
                                          -------------  -------------   -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING
   OF PERIOD .......................        $  1.00         $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
                                            -------         -------         -------        -------        -------        -------

Income from investment operations:
   Net investment income ...........         0.0243          0.0446          0.0246         0.0243         0.0402         0.0652
   Net realized gains on investments             --          0.0001              --         0.0001             --             --
Less dividends to shareholders from:
   Net investment income ...........        (0.0243)        (0.0446)        (0.0246)       (0.0243)       (0.0402)       (0.0652)
   Net realized gains ..............             --         (0.0001)             --        (0.0001)            --             --
                                            -------         -------         -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD .....        $  1.00         $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
                                            =======         =======         =======        =======        =======        =======

Total return .......................          4.94%(a)        4.55%           2.49%          2.47%          4.11%          6.72%
Ratios of expenses to average
   net assets ......................          0.98%(a)(b)     0.98%(b)        0.98%(b)       0.98%(b)       0.98%(b)       0.98%(b)
Ratios of net investment income to
   average net assets ..............          4.84%(a)(b)     4.45%(b)        2.45%(b)       2.44%(b)       3.97%(b)       6.40%(b)
Net assets at end of period (000) ..       $243,376        $171,515        $176,599       $156,310       $190,034       $140,594


GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                                                                                FOR THE PERIOD
                                              FOR THE SIX                                                        MARCH 12,1992
                                             MONTHS ENDED     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR       (COMMENCEMENT
                                             DEC. 31, 1995       ENDED            ENDED         ENDED            OF OPERATIONS)
                                              (UNAUDITED)    JUNE 30, 1995    JUNE 30, 1994    JUNE 30, 1993    TO JUNE 30, 1992
                                             -------------   -------------    -------------    -------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..        $  1.00          $  1.00          $  1.00          $  1.00           $  1.00
                                               -------          -------          -------          -------           -------
Income from investment operations:
   Net investment income ..............         0.0245           0.0448           0.0243           0.0246            0.0094
   Net realized gains on investments ..             --           0.0001           0.0011           0.0002                --
Less dividends to shareholders from:
   Net investment income ..............        (0.0245)         (0.0448)         (0.0243)         (0.0246)          (0.0094)
   Net realized gains .................        (0.0001)              --          (0.0011)         (0.0002)               --
                                               -------          -------          -------          -------           -------
NET ASSET VALUE, END OF PERIOD ........        $  1.00          $  1.00          $  1.00          $  1.00           $  1.00
                                               =======          =======          =======          =======           =======

Total return ..........................          4.97%(a)         4.58%            2.45%            2.51%             0.94%(c)
Ratio of expenses to average net assets          0.95%(a)(b)      0.95%(b)         0.95%(b)         0.95%(b)          0.95%(a)(b)
Ratio of net investment income to
   average net assets .................          4.87%(a)(b)      4.61%(b)         2.40%(b)         2.50%(b)          3.07%(a)(b)
Net assets at end of period (000) .....        $96,004          $67,505         $102,551         $101,736          $269,627

-------------------
(a) Annualized.
(b) Without the voluntary waiver of advisory and distribution fees, the ratios of expenses to average net assets would have been 1.19% annualized, 1.18%, 1.19%, 1.20%, 1.27% and 1.27% for the Money Market Portfolio and 1.20% annualized, 1.12%, 1.22%, 1.19% and 1.29% annualized for the Government Obligations Money Market Portfolio. The ratios of net investment income to average net assets would have been 4.63% annualized, 4.25%, 2.24%, 2.22%, 3.68% and 6.11% for the Money Market Portfolio and 4.62% annualized, 4.44%, 2.13%, 2.26% and 2.73% annualized for the Government Obligations Money Market Portfolio.
(c) Not annualized. Total return, if on annualized basis, would have been 3.16% for the Government Obligations Money Market Portfolio.

                 See accompanying notes to financial statements.

                               PCS CASH FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995
                                   (UNAUDITED)


NOTE 1-- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      PCS Cash Fund, Inc. (the "Fund"), an open-end, diversified management investment company, was incorporated in Maryland on January 5, 1989, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
      The Fund is authorized to issue 10 billion shares, $.001 par value per share, of which 1 billion are classified in each of the following three portfolios: PCS Money Market Portfolio, PCS Tax-Free Money Market Portfolio, and PCS Government Obligations Money Market Portfolio. There are currently no shares outstanding in the Tax-Free Money Market Portfolio.
            A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00. INVESTMENT IN SHARES OF THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
            B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.
            C) DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually.
            D) FEDERAL INCOME TAXES--The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.
            E)  REPURCHASE   AGREEMENTS--The  Fund  may  purchase  money  market
       instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price (repurchase agreements). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price, marked-to-market daily. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               PCS CASH FUND, INC.

                                DECEMBER 31, 1995
                                   (UNAUDITED)


NOTE 2--TRANSACTIONS WITH AFFILIATES AND OTHERS
      The Fund has entered into an investment advisory agreement with Morgan Stanley Asset Management Inc. (the "Advisor"), a wholly owned subsidiary of Morgan Stanley Group Inc. The Fund has also entered into an Administration and Accounting Services Agreement with PFPC Inc., a wholly owned subsidiary of PNC Bank Corp., and a distribution agreement with Morgan Stanley & Co. Inc. PNC Bank Corp. serves as custodian for each of the Fund's portfolios. PFPC Inc. also serves as the Fund's transfer agent.
      For the advisory services provided and expenses assumed by it, the Advisor is entitled to receive from each Portfolio a fee, computed daily and payable monthly, at an annual rate of .45% of the first $250 million of the Portfolio's daily net assets, .40% of the next $250 million of the Portfolio's daily net assets and .35% of the Portfolio's daily net assets in excess of $500 million. The Advisor may, at its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Portfolio for a portion of the expenses of its operations. For the six months ended December 31, 1995, advisory fees, net of voluntary fee waivers, were $357,183 for the Money Market Portfolio and $220,076 for the Government Obligations Money Market Portfolio.
      As required by various state regulations in which the Fund is registered to sell shares, the Advisor will reimburse each Portfolio if and to the extent that the aggregate operating expenses of the Portfolio exceed applicable state limits for the fiscal year. Currently, the most restrictive of such applicable limits is 2.5% of the first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets, and 1.5% of the remaining average annual net assets. Certain expenses such as brokerage commissions, taxes, interest, and extraordinary items are excluded from this limitation. No such reimbursements were required for the six months ended December 31, 1995.
      For administration services provided, PFPC Inc. is entitled to receive from each Portfolio a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million daily net assets, .075% of the next $200 million of daily net assets, .05% of the next $200 million of daily net assets and .03% of the daily assets in excess of $600 million.
      The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Morgan Stanley & Co. Inc., (the "Distributor") is entitled to receive from each Portfolio compensation of its distribution costs at an annual rate of up to .50% of daily net assets. The Distributor may at its discretion from time to time, waive voluntarily all or any portion of its distribution fee. For the six months ended December 31, 1995, distribution fees, net of voluntary fee waivers, were $317,857 for the Money Market Portfolio and $133,759 for the Government Obligations Money Market Portfolio.

                               PCS CASH FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)
                                DECEMBER 31, 1995
                                   (UNAUDITED)


NOTE 3 -- CAPITAL STOCK
      Transactions in capital stock for each Portfolio were as follows:

                             MONEY MARKET PORTFOLIO

                                                        For the Six                       For the Year
                                                       Months Ended                           Ended
                                                     December 31, 1995                    June 30, 1995
                                               ------------------------------   --------------------------------
                                                       (Unaudited)
                                                 Shares             Value           Shares            Value
                                                 ------             -----           ------            -----
Shares sold.................................    784,213,805      $784,213,805    1,261,410,987   $1,261,410,987
Shares issued in reinvestment of dividends..      4,000,006         4,000,006        6,579,514        6,579,514
Shares redeemed.............................   (716,352,795)     (716,352,795)  (1,273,055,448)  (1,273,055,448)
                                               ------------      ------------   --------------   --------------
Net increase (decrease).....................     71,861,016      $ 71,861,016       (5,064,947)  $   (5,064,947)
                                               ============      ============   ==============   ==============


                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                        For the Six                       For the Year
                                                       Months Ended                           Ended
                                                     December 31, 1995                    June 30, 1995
                                               ------------------------------   -------------------------------
                                                       (Unaudited)
                                                 Shares             Value           Shares            Value
                                                 ------             -----           ------            -----
Shares sold.................................    679,020,275      $679,020,275    2,017,389,099   $2,017,389,099
Shares issued in reinvestment of dividends..      2,017,840         2,017,840        9,053,037        9,053,037
Shares redeemed.............................   (652,526,319)     (652,526,319)  (2,061,500,115)  (2,061,500,115)
                                    .......    ------------      ------------   --------------   --------------
Net increase (decrease).....................     28,511,796      $ 28,511,796      (35,057,979)  $  (35,057,979)
                                               ============      ============      ============  ==============



NOTE 4 -- NET ASSETS
      At December 31, 1995, net assets consisted of the following:

                                                                      Money Market        Government Obligations
                                                                        Portfolio         Money Market Portfolio
                                                                      ------------        ----------------------
Capital Paid-in............................................           $243,387,250              $96,004,418
Accumulated Net Realized Gain on Investments...............                (11,667)                      --
                                                                      ------------              -----------
                                                                      $243,375,583              $96,004,418
                                                                      ============              ===========


===============================================================================
                               INVESTMENT ADVISOR
                      Morgan Stanley Asset Management Inc.
                               New York, New York


                                   DISTRIBUTOR
                        Morgan Stanley & Co. Incorporated
                               New York, New York


                                    CUSTODIAN
                                    PNC Bank
                           Philadelphia, Pennsylvania


                          ADMINISTRATOR/TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware


                                     COUNSEL
                             Morgan, Lewis & Bockius
                           Philadelphia, Pennsylvania


                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania
===============================================================================







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